Restructuring and other costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring and other costs
Goods and services purchased	$ 55.5	$ 5.8	$ 0.6
Employee benefits expense	3.2	0.3	3.1
Total	58.7	6.1	3.7
Restructuring
Restructuring and other costs
Goods and services purchased		3.0	0.1
Employee benefits expense	3.2	0.3	3.1
Total	3.2	3.3	3.2
Other
Restructuring and other costs
Goods and services purchased	55.5	2.8	0.5
Total	$ 55.5	$ 2.8	$ 0.5